STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net income (loss)		$ 15,103,290	$ 10,666,816
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[1]	(18,806,644)	(15,114,264)
Impairment loss		0	1,464,002
Distributions received from operating limited partnerships		0	10,852
Changes in assets and liabilities
Other asset		0	(74,518)
Accounts payable and accrued expenses		11,626	503,467
Accounts payable - affiliates		(9,632,988)	(2,830,228)
Net cash provided by (used in) operating activities		(13,324,716)	(5,373,873)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		18,806,644	15,750,871	[2]
Net cash provided by (used in) investing activities		18,806,644	15,750,871
Cash flows from financing activities
Distributions		0	(12,369,281)
Net cash used in financing activities		0	(12,369,281)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		5,481,928	(1,992,283)
Cash and cash equivalents, beginning		21,728,069	23,720,352
Cash and cash equivalents, ending		27,209,997	21,728,069
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)		65,321	(66,671)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[3]	(138,000)	0
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	0
Accounts payable - affiliates		24,843	(62,628)
Net cash provided by (used in) operating activities		(47,836)	(129,299)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		138,000	0
Net cash provided by (used in) investing activities		138,000	0
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		90,164	(129,299)
Cash and cash equivalents, beginning		180,896	310,195
Cash and cash equivalents, ending		271,060	180,896
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)		(44,938)	279,798
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[4]	0	(326,273)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	3,000
Accounts payable and accrued expenses		0	(5,000)
Accounts payable - affiliates		(139,128)	19,976
Net cash provided by (used in) operating activities		(184,066)	(28,499)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	326,273	[2]
Net cash provided by (used in) investing activities		0	326,273
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(184,066)	297,774
Cash and cash equivalents, beginning		425,168	127,394
Cash and cash equivalents, ending		241,102	425,168
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)		(72,794)	178,017
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[5]	0	(248,148)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	0
Accounts payable - affiliates		29,208	9,937
Net cash provided by (used in) operating activities		(43,586)	(60,194)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	238,796	[2]
Net cash provided by (used in) investing activities		0	238,796
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(43,586)	178,602
Cash and cash equivalents, beginning		295,650	117,048
Cash and cash equivalents, ending		252,064	295,650
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)		402,128	168,719
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[6]	(488,550)	(247,429)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	0
Accounts payable - affiliates		37,362	(154,401)
Net cash provided by (used in) operating activities		(49,060)	(233,111)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		488,550	247,429	[2]
Net cash provided by (used in) investing activities		488,550	247,429
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		439,490	14,318
Cash and cash equivalents, beginning		219,677	205,359
Cash and cash equivalents, ending		659,167	219,677
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)		(75,371)	27,462
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[7]	0	(16,675)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	(6,335)
Accounts payable - affiliates		0	0
Net cash provided by (used in) operating activities		(75,371)	4,452
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	96,715	[2]
Net cash provided by (used in) investing activities		0	96,715
Cash flows from financing activities
Distributions		0	(604,486)
Net cash used in financing activities		0	(604,486)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(75,371)	(503,319)
Cash and cash equivalents, beginning		502,552	1,005,871
Cash and cash equivalents, ending		427,181	502,552
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)		(51,336)	(33,376)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[8]	0	0
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	0
Accounts payable - affiliates		0	0
Net cash provided by (used in) operating activities		(51,336)	(33,376)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	0
Net cash provided by (used in) investing activities		0	0
Cash flows from financing activities
Distributions		0	(3,382,746)
Net cash used in financing activities		0	(3,382,746)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(51,336)	(3,416,122)
Cash and cash equivalents, beginning		395,797	3,811,919
Cash and cash equivalents, ending		344,461	395,797
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)		(126,723)	(66,471)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[9]	(18,500)	(59,000)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		(4,960)	(15,507)
Accounts payable - affiliates		0	0
Net cash provided by (used in) operating activities		(150,183)	(140,978)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		18,500	128,000	[2]
Net cash provided by (used in) investing activities		18,500	128,000
Cash flows from financing activities
Distributions		0	(2,190,980)
Net cash used in financing activities		0	(2,190,980)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(131,683)	(2,203,958)
Cash and cash equivalents, beginning		809,362	3,013,320
Cash and cash equivalents, ending		677,679	809,362
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)		2,675,164	(152,027)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[10]	(3,016,000)	0
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		31,673	0
Accounts payable - affiliates		0	0
Net cash provided by (used in) operating activities		(309,163)	(152,027)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		3,016,000	0
Net cash provided by (used in) investing activities		3,016,000	0
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		2,706,837	(152,027)
Cash and cash equivalents, beginning		899,636	1,051,663
Cash and cash equivalents, ending		3,606,473	899,636
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)		(64,444)	1,295,112
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[11]	(5,000)	(1,405,521)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	1,250
Accounts payable and accrued expenses		(7,500)	4,500
Accounts payable - affiliates		0	0
Net cash provided by (used in) operating activities		(76,944)	(104,659)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		5,000	1,405,521	[2]
Net cash provided by (used in) investing activities		5,000	1,405,521
Cash flows from financing activities
Distributions		0	(6,191,069)
Net cash used in financing activities		0	(6,191,069)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(71,944)	(4,890,207)
Cash and cash equivalents, beginning		884,427	5,774,634
Cash and cash equivalents, ending		812,483	884,427
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)		(173,797)	355,117
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[12]	0	(199,000)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	(1,500)
Accounts payable - affiliates		(99,313)	(236,133)
Net cash provided by (used in) operating activities		(273,110)	(81,516)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	199,000	[2]
Net cash provided by (used in) investing activities		0	199,000
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(273,110)	117,484
Cash and cash equivalents, beginning		618,758	501,274
Cash and cash equivalents, ending		345,648	618,758
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)		(103,851)	191,558
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[13]	0	(273,454)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	500
Accounts payable and accrued expenses		0	0
Accounts payable - affiliates		69,684	(261,540)
Net cash provided by (used in) operating activities		(34,167)	(342,936)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	324,454	[2]
Net cash provided by (used in) investing activities		0	324,454
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(34,167)	(18,482)
Cash and cash equivalents, beginning		304,293	322,775
Cash and cash equivalents, ending		270,126	304,293
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)		698,887	1,144,794
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[14]	(877,411)	(1,328,188)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		(3,000)	3,000
Accounts payable - affiliates		0	(2,902,513)
Net cash provided by (used in) operating activities		(181,524)	(3,082,907)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		877,411	1,328,188	[2]
Net cash provided by (used in) investing activities		877,411	1,328,188
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		695,887	(1,754,719)
Cash and cash equivalents, beginning		1,351,761	3,106,480
Cash and cash equivalents, ending		2,047,648	1,351,761
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)		374,024	615,369
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[15]	(569,552)	(825,886)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		(5,000)	6,007
Accounts payable - affiliates		(593,524)	85,502
Net cash provided by (used in) operating activities		(794,052)	(119,008)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		569,552	825,886	[2]
Net cash provided by (used in) investing activities		569,552	825,886
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(224,500)	706,878
Cash and cash equivalents, beginning		1,061,685	354,807
Cash and cash equivalents, ending		837,185	1,061,685
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)		(94,282)	1,023,616
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[16]	0	(1,097,000)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	(4,053)
Accounts payable - affiliates		(834,408)	(34,812)
Net cash provided by (used in) operating activities		(928,690)	(112,249)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	1,097,000	[2]
Net cash provided by (used in) investing activities		0	1,097,000
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(928,690)	984,751
Cash and cash equivalents, beginning		1,266,455	281,704
Cash and cash equivalents, ending		337,765	1,266,455
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)		556,742	316,271
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[17]	(630,691)	(328,000)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	(5,802)
Accounts payable - affiliates		(381,837)	(474,323)
Net cash provided by (used in) operating activities		(455,786)	(491,854)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		630,691	328,000	[2]
Net cash provided by (used in) investing activities		630,691	328,000
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		174,905	(163,854)
Cash and cash equivalents, beginning		674,173	838,027
Cash and cash equivalents, ending		849,078	674,173
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)		2,641,797	1,374,252
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[18]	(2,720,765)	(1,504,603)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	(1,500)
Accounts payable - affiliates		(1,942,253)	88,845
Net cash provided by (used in) operating activities		(2,021,221)	(43,006)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		2,720,765	1,504,603	[2]
Net cash provided by (used in) investing activities		2,720,765	1,504,603
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		699,544	1,461,597
Cash and cash equivalents, beginning		1,693,223	231,626
Cash and cash equivalents, ending		2,392,767	1,693,223
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)		2,482,508	444,498
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[19]	(2,515,373)	(571,611)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		(2,500)	2,500
Accounts payable - affiliates		(525,031)	101,759
Net cash provided by (used in) operating activities		(560,396)	(22,854)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		2,515,373	571,611	[2]
Net cash provided by (used in) investing activities		2,515,373	571,611
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		1,954,977	548,757
Cash and cash equivalents, beginning		979,340	430,583
Cash and cash equivalents, ending		2,934,317	979,340
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)		2,213,042	(161,074)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[20]	(2,349,732)	0
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	(1,024)
Accounts payable - affiliates		(457,692)	157,320
Net cash provided by (used in) operating activities		(594,382)	(4,778)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		2,349,732	0
Net cash provided by (used in) investing activities		2,349,732	0
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		1,755,350	(4,778)
Cash and cash equivalents, beginning		340,689	345,467
Cash and cash equivalents, ending		2,096,039	340,689
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)		3,212,273	(91,569)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[21]	(3,273,698)	(32,421)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		1,764	4,779
Accounts payable - affiliates		(504,647)	139,400
Net cash provided by (used in) operating activities		(564,308)	20,189
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		3,273,698	32,421	[2]
Net cash provided by (used in) investing activities		3,273,698	32,421
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		2,709,390	52,610
Cash and cash equivalents, beginning		333,474	280,864
Cash and cash equivalents, ending		3,042,864	333,474
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)		1,554,531	49,450
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[22]	(1,645,989)	(102,774)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		1,649	4,894
Accounts payable - affiliates		(620,973)	93,229
Net cash provided by (used in) operating activities		(710,782)	44,799
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		1,645,989	102,774	[2]
Net cash provided by (used in) investing activities		1,645,989	102,774
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		935,207	147,573
Cash and cash equivalents, beginning		313,691	166,118
Cash and cash equivalents, ending		1,248,898	313,691
Series Forty [Member]
Cash flows from operating activities
Net income (loss)		(79,129)	584,797
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[23]	(93,700)	(790,011)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		(5,000)	5,000
Accounts payable - affiliates		(178,258)	(176,823)
Net cash provided by (used in) operating activities		(356,087)	(377,037)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		93,700	790,011	[2]
Net cash provided by (used in) investing activities		93,700	790,011
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(262,387)	412,974
Cash and cash equivalents, beginning		510,705	97,731
Cash and cash equivalents, ending		248,318	510,705
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)		(137,219)	302,913
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[24]	(70,500)	(457,440)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		4,500	0
Accounts payable - affiliates		124,592	(130,841)
Net cash provided by (used in) operating activities		(78,627)	(285,368)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		70,500	457,440	[2]
Net cash provided by (used in) investing activities		70,500	457,440
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(8,127)	172,072
Cash and cash equivalents, beginning		331,029	158,957
Cash and cash equivalents, ending		322,902	331,029
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)		(199,189)	3,133,162
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[25]	0	(3,214,695)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	(1,665)
Accounts payable - affiliates		(2,141,040)	(178,723)
Net cash provided by (used in) operating activities		(2,340,229)	(261,921)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	3,254,655
Net cash provided by (used in) investing activities		0	3,254,655
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(2,340,229)	2,992,734
Cash and cash equivalents, beginning		3,412,757	420,023
Cash and cash equivalents, ending		1,072,528	3,412,757
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)		(246,031)	2,323,909
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[26]	0	(2,492,094)
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	2,827
Accounts payable and accrued expenses		0	0
Accounts payable - affiliates		(2,289,322)	206,108
Net cash provided by (used in) operating activities		(2,535,353)	40,750
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	2,492,094	[2]
Net cash provided by (used in) investing activities		0	2,492,094
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(2,535,353)	2,532,844
Cash and cash equivalents, beginning		2,886,991	354,147
Cash and cash equivalents, ending		351,638	2,886,991
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)		(231,517)	(323,040)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		0	82,095
Impairment loss		0	0
Distributions received from operating limited partnerships		0	0
Changes in assets and liabilities
Other asset		0	(82,095)
Accounts payable and accrued expenses		0	0
Accounts payable - affiliates		253,338	357,799
Net cash provided by (used in) operating activities		21,821	34,759
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	0
Net cash provided by (used in) investing activities		0	0
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		21,821	34,759
Cash and cash equivalents, beginning		44,503	9,744
Cash and cash equivalents, ending		66,324	44,503
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)		(244,274)	(1,050,682)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		0	169,344
Impairment loss		0	661,498
Distributions received from operating limited partnerships		0	7,263
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	515,173
Accounts payable - affiliates		299,327	298,106
Net cash provided by (used in) operating activities		55,053	600,702
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0	0
Net cash provided by (used in) investing activities		0	0
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		55,053	600,702
Cash and cash equivalents, beginning		748,100	147,398
Cash and cash equivalents, ending		803,153	748,100
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)		171,768	(1,197,088)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[27]	(393,183)	154,520
Impairment loss		0	802,504
Distributions received from operating limited partnerships		0	3,589
Changes in assets and liabilities
Other asset		0	0
Accounts payable and accrued expenses		0	0
Accounts payable - affiliates		236,084	224,528
Net cash provided by (used in) operating activities		14,669	(11,947)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		393,183	0
Net cash provided by (used in) investing activities		393,183	0
Cash flows from financing activities
Distributions		0	0
Net cash used in financing activities		0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		407,852	(11,947)
Cash and cash equivalents, beginning		243,277	255,224
Cash and cash equivalents, ending		$ 651,129	$ 243,277

[1]	Includes $18,806,644 and $15,520,223, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[2]	Partnership proceeds from disposition include $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively, recorded as a receivable as of March 31, 2015. Partnership proceeds from disposition does not include $9,352 which was due to a writeoff of capital contribution payable Series 22.
[3]	Includes $138,000 and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[4]	Includes $- and $326,273, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[5]	Includes $- and $248,148, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[6]	Includes $488,550 and $247,429, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[7]	Includes $- and $16,675, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[8]	Includes $- and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[9]	Includes $18,500 and $59,000, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[10]	Includes $3,016,000 and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[11]	Includes $5,000 and $1,405,521, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[12]	Includes $- and $199,000, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[13]	Includes $- and $273,454, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[14]	Includes $877,411 and $1,328,188, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[15]	Includes $569,552 and $825,886, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[16]	Includes $- and $1,097,000, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[17]	Includes $630,691 and $328,000, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[18]	Includes $2,720,765 and $1,504,603, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[19]	Includes $2,515,373 and $571,611, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[20]	Includes $2,349,732 and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[21]	Includes $3,273,698 and $32,421, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[22]	Includes $1,645,989 and $102,774, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[23]	Includes $93,700 and $790,011, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[24]	Includes $70,500 and $457,440, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[25]	Includes $- and $3,214,695, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[26]	Includes $- and $2,492,094, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.
[27]	Includes $393,183 and $-, respectively, in 2017 and 2016 from gain on disposal of operating limited partnership.